Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. Commitments and contingencies

As at December 31, 2016 Ardmore has the following commitments due within the next five years:

	2017	2018	2019 – 2021
Office space	339,445	270,820	812,460
	339,445	270,820	812,460